UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff    Milwaukee, Wisconsin    February 5, 2002
-----------------    --------------------    ----------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            42

Form 13F Information Table Value Total:      $189,285
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                                 RONALD SADOFF'S MAJOR TRENDS
                                           FORM 13F
                                       December 31, 2001

                                                                                    Voting Authority
Name of Issuer               Title
                               of             Value  Shares/  Sh/ Put/ Invst  Otr
                             Class   CUSIP   (x$1000)Prn Amt  Prn Call Dsctn Mgrs    Sole Shr None
--------------               -----   ------  -------  ------- --- ---- ----- ----   ----- --- ----
AMERICAN EXPRESS CO.          COM  025816109  10,698  299,744 SH         Sole       299,744
AMERICAN INTL GROUP           COM  026874107   7,676   96,669 SH         Sole        96,669
AMGEN                         COM  031162100   2,990   52,980 SH         Sole        52,980
BAXTER INTERNATIONAL INC.     COM  071813109  11,805  220,124 SH         Sole       220,124
BEAR STEARNS COS INC.         COM  073902108     361    6,148 SH         Sole         6,148
BIOGEN                        COM  090597105   2,748   47,925 SH         Sole        47,925
BIOMET INC.                   COM  090613100     705   22,808 SH         Sole        22,808
CITIGROUP                     COM  172967101  13,520  267,831 SH         Sole       267,831
DOW JONES                     COM  260561105   2,637   48,191 SH         Sole        48,191
EXXON CORP.                   COM  30231G102     436   11,100 SH         Sole        11,100
FANNIE MAE                    COM  313586109  14,317  180,083 SH         Sole       180,083
FREDDIE MAC                   COM  313400301  14,283  218,395 SH         Sole       218,395
GANNETT INC.                  COM  364730101  10,780  160,341 SH         Sole       160,341
GENENTECH                     COM  368710406   4,294   79,152 SH         Sole        79,152
GENERAL MILLS                 COM  370334104  10,958  210,695 SH         Sole       210,695
GENZYME                       COM  372917104   1,149   19,200 SH         Sole        19,200
GOLDMAN SACHS                 COM  38141G104   2,544   27,425 SH         Sole        27,425
H&R BLOCK                     COM  093671105     892   19,949 SH         Sole        19,949
HERSHEY FOODS CORP.           COM  427866108   1,063   15,700 SH         Sole        15,700
INTERNATIONAL GAME TEC        COM  459902102   2,309   33,800 SH         Sole        33,800
KNIGHT RIDDER INC.            COM  499040103   2,572   39,605 SH         Sole        39,605
LEHMAN BROTHERS               COM  524908100   3,469   51,935 SH         Sole        51,935
MARSH & MCLENNAN              COM  571748102   7,178   66,800 SH         Sole        66,800
MCCORMICK & CO.               COM  579780206   6,290  149,866 SH         Sole       149,866
MEDIA GENERAL                 COM  584404107     274    5,500 SH         Sole         5,500
MEDIMMUNE                     COM  584699102     320    6,900 SH         Sole         6,900
MELLON FINANCIAL CORP.        COM  58551A108   5,671  150,750 SH         Sole       150,750
MERRILL LYNCH & CO. INC.      COM  590188108   6,302  120,920 SH         Sole       120,920
MORGAN STANLEY DEAN WITTER    COM  617446448   5,911  105,670 SH         Sole       105,670
NEW YORK TIMES CO. CL A       COM  650111107   9,149  211,548 SH         Sole       211,548
PERKINELMER INC.              COM  714046109     406   11,600 SH         Sole        11,600
PNC FINANCIAL SERVICES        COM  693475105   5,570   99,109 SH         Sole        99,109
RAYMOND JAMES FINANCIAL INC.  COM  754730109     304    8,550 SH         Sole         8,550
SBC COMMUN INC.               COM  78387G103     247    6,300 SH         Sole         6,300
SMUCKERS                      COM  832696306     495   14,000 SH         Sole        14,000
ST JUDE MEDICAL INC.          COM  790849103   4,991   64,275 SH         Sole        64,275
TOOTSIE ROLL INDS             COM  890516107   1,753   44,847 SH         Sole        44,847
TRIBUNE CO. NEW               COM  896047107   2,982   79,660 SH         Sole        79,660
VERIZON COMMUNICATIONS        COM  92343V104     362    7,626 SH         Sole         7,626
WASHINGTON POST               COM  939640108   6,154   11,611 SH         Sole        11,611
WHITE MOUNTAINS INS GRP       COM  G9618E107   2,252    6,470 SH         Sole         6,470
WMS INDUSTRIES INC.           COM  929297109     468   23,399 SH         Sole        23,399

REPORT SUMMARY                 42            189,285